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                                ING MUTUAL FUNDS
                           ING Emerging Countries Fund

                       Supplement Dated November 14, 2003
                   to the International Equity and the Global
                       Equity Funds Classes A, B, C, and M
                        Prospectus and Class Q Prospectus
                               Dated March 1, 2003

With respect to the Classes A, B, C, and M Prospectus for the International Equity and Global Equity Funds:

         The section entitled "Management of the Funds - Emerging Countries Fund" on page 34 of the Prospectus is deleted and replaced with the following:

                  ING EMERGING COUNTRIES FUND

                  Jan-Wim Derks has served as a member of the portfolio management team that manages the Fund since October 2000. Mr. Derks serves as Director of Global Emerging Markets Equities at ING Investment Management - Europe. Mr. Derks joined ING Investment Management - Europe in 1997.

                  Eric Conrads has served as a member of the portfolio management team that manages the Fund since May 2003. Mr. Conrads took over the management of the ING Latin America Equity Funds in 2001 and has managed the BBL Latin America Equity Fund since 1997. Mr. Conrads joined ING Bank and Insurance (formerly BBL) in 1996.

                  Bratin Sanyal has served as a member of the portfolio management team that manages the Fund since October 2000. Mr. Sanyal serves as the Senior Portfolio Manager - Global Emerging Markets Equities at ING Investment Management - Europe. Mr. Sanyal has held several positions with ING Investment Management - Europe, most recently as an Asian investment manager. Mr. Sanyal joined ING Investment Management - Europe in 1993.

With respect to the Class Q Prospectus for the International Equity and Global Equity Funds:

         The information following the first paragraph of the section entitled "Management of the Funds - Emerging Countries Fund" on page 22 of the Prospectus is deleted and replaced with the following:

                  ING EMERGING COUNTRIES FUND

                  Jan-Wim Derks has served as a member of the portfolio management team that manages the Fund since October 2000. Mr. Derks serves as Director of Global Emerging Markets Equities at ING Investment Management - Europe. Mr. Derks joined ING Investment Management - Europe in 1997.
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                  Eric Conrads has served as a member of the portfolio
                  management team that manages the Fund since May 2003. Mr. Conrads took over the management of the ING Latin America Equity Funds in 2001 and has managed the BBL Latin America Equity Fund since 1997. Mr. Conrads joined ING Bank and Insurance (formerly BBL) in 1996.

                  Bratin Sanyal has served as a member of the portfolio management team that manages the Fund since October 2000. Mr. Sanyal serves as the Senior Portfolio Manager - Global Emerging Markets Equities at ING Investment Management - Europe. Mr. Sanyal has held several positions with ING Investment Management - Europe, most recently as an Asian investment manager. Mr. Sanyal joined ING Investment Management - Europe in 1993.


                  PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE